Income taxes (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Components of Tax Expenses
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2020	October 31 2019
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$3,673	$3,256
Adjustments for prior years	(106)	(26)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(25)	(31)
	3,542	3,199
Deferred tax
Origination and reversal of temporary difference	(655)	(114)
Effects of changes in tax rates	6	29
Adjustments for prior years	98	(57)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(39)	(14)
	(590)	(156)
	2,952	3,043
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	43	51
Provision for credit losses recognized in income	3	–
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(56)	(60)
Unrealized foreign currency translation gains (losses)	5	2
Net foreign currency translation gains (losses) from hedging activities	(138)	2
Reclassification of losses (gains) on net investment hedging activities to income	7	1
Net gains (losses) on derivatives designated as cash flow hedges	(410)	(200)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	27	(50)
Remeasurements of employee benefit plans	(20)	(333)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(93)	18
Net gains (losses) on equity securities designated at fair value through other comprehensive income	6	5
Share-based compensation awards	7	(9)
Distributions on other equity instruments and issuance costs	(12)	–
	(631)	(573)
Total income taxes	$2,321	$2,470

Reconciliation to Statutory Tax Rate
Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2020		October 31, 2019
Income taxes at Canadian statutory tax rate	$3,799	26.4%	$4,217	26.5%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(513)	(3.6)	(815)	(5.1)
Tax-exempt income from securities	(364)	(2.5)	(310)	(1.9)
Tax rate change	6	–	29	0.1
Other	24	0.2	(78)	(0.5)
Income taxes in Consolidated Statements of Income / effective tax rate	$2,952	20.5%	$3,043	19.1%

Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2020

(Millions of Canadian dollars)	Net asset beginning of period (1)	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$716	$–	$646	$–	$–	$1,362
Deferred compensation	1,246	(7)	19	11	–	1,269
Business realignment charges	10	–	(1)	–	–	9
Tax loss and tax credit carryforwards	202	–	2	–	–	204
Deferred income	(60)	–	(76)	(2)	–	(138)
Financial instruments measured at fair value through other comprehensive income	(43)	(23)	(2)	–	–	(68)
Premises and equipment and intangibles	(831)	–	60	(10)	(3)	(784)
Deferred expense	45	5	(17)	1	–	34
Pension and post-employment related	631	20	(59)	–	–	592
Other	29	4	18	(4)	–	47
	$1,945	$(1)	$590	$(4)	$(3)	$2,527
Comprising
Deferred tax assets	$2,027					$2,579
Deferred tax liabilities	(82)					(52)
	$1,945					$2,527

	As at and for the year ended October 31, 2019

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$695	$–	$23	$(2)	$–	$716
Deferred compensation	1,033	9	197	7	–	1,246
Business realignment charges	3	–	7	–	–	10
Tax loss and tax credit carryforwards	203	–	(10)	–	9	202
Deferred income	(48)	–	(11)	(1)	–	(60)
Financial instruments measured at fair value through other comprehensive income	(8)	(33)	(1)	(1)	–	(43)
Premises and equipment and intangibles	(858)	–	(4)	(4)	(3)	(869)
Deferred expense	55	36	(47)	1	–	45
Pension and post-employment related	295	339	(6)	3	–	631
Other	21	3	8	(3)	–	29
	$1,391	$354	$156	$–	$6	$1,907
Comprising
Deferred tax assets	$1,475					$1,989
Deferred tax liabilities	(84)					(82)
	$1,391					$1,907

(1)	These amounts reflect the transition adjustment made upon adoption of IFRS 16. Refer to Note 2 for further details.